Subsequent Events	6 Months Ended
Apr. 30, 2019
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Subsequent Events

NOTE 23: SUBSEQUENT EVENTS

Normal Course Issuer Bid

As approved by the Board on May 22, 2019, the Bank announced its intention to initiate an NCIB for up to 20 million of its common shares, subject to the approval of OSFI and the TSX. The timing and amount of any purchases under the program are subject to regulatory approvals and to management discretion based on factors such as market conditions and capital adequacy.